PPM FUNDS

SUPPLEMENT DATED JANUARY 8, 2019 TO THE
PROSPECTUS DATED MARCH 26, 2018

PPM Floating Rate Income Fund PPM High Yield Core Fund PPM Long Short Credit Fund PPM Strategic Income Fund (each a “Fund,” and collectively, the “Funds”)	PKFIX PKHIX PKLIX PKSIX

This supplement provides new and additional information that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

Scott Richards has decided to retire from PPM America, Inc. (“PPM”) effective December 31, 2019. Scott joined PPM in 2008 and has spent the last ten years helping build our high yield capabilities. On January 1, 2019, Scott will transition into an advisory capacity and will continue to work alongside the high yield team until his retirement at the end of 2019.

Accordingly, the following changes are being made to the Prospectus, effective January 1, 2019:

In the section entitled “Fund Summaries” of the Prospectus, all information related to Scott Richards in the Portfolio Managers table under “Portfolio Management” for each Fund is deleted in its entirety.

In the section entitled “Management of the Funds” of the Prospectus, all information related to Scott Richards is deleted in its entirety.

S U P P L E M E N T D A T E D 1 / 8 / 1 9	P P M F u n d s

PPM FUNDS

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED JANUARY 8, 2019 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 26, 2018

This supplement provides new and additional information that affects information contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Scott Richards has decided to retire from PPM America, Inc. (“PPM”) effective December 31, 2019. Scott joined PPM in 2008 and has spent the last ten years helping build our high yield capabilities. On January 1, 2019, Scott will transition into an advisory capacity and will continue to work alongside the high yield team until his retirement at the end of 2019.

Accordingly, the following changes are being made to the Statement of Additional Information, effective January 1, 2019:

In the section entitled “Investment Adviser and Other Service Providers” of the Statement of Additional Information, all information related to Scott Richards is deleted in its entirety.

S U P P L E M E N T D A T E D 1 / 8 / 1 9	P P M F u n d s